Investments Accounted for Under Equity Method - Summary of Share of Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Group share of joint venture's net assets	€ 1	€ 1	€ 16
Group share of joint venture's profit / (loss)	€ (33)	€ (29)	€ (14)
Constellium-Bowling Green [member]
Disclosure of joint ventures [line items]
% interest	51.00%	51.00%
Group share of joint venture's net assets	€ (49)	€ (14)
Group share of joint venture's profit / (loss)	€ (33)	€ (29)
Rhenaroll S.A. [member]
Disclosure of joint ventures [line items]
% interest	49.85%	49.85%
Group share of joint venture's net assets	€ 1	€ 1
Group share [member]
Disclosure of joint ventures [line items]
Group share of joint venture's net assets	(48)	(13)
Group share of joint venture's profit / (loss)	(33)	(29)
Reclassified to non-current other financial assets [member]
Disclosure of joint ventures [line items]
Group share of joint venture's net assets	€ 49	€ 14